Common Control Asset Acquisitions (Details) - USD ($)		3 Months Ended	12 Months Ended
	May 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Mar. 19, 2021
Common Control Asset Acquisitions (Details) [Line Items]
Pursuant to the terms of the agreement			$ 894	$ 1,016	$ 920
Common stock shares issued (in Shares)			8,937,905	10,155,434	9,200,405
Additionally paid			$ 5,525,773	$ 9,780,526	$ 5,843,622	$ 40,930
Pursuant to the terms		$ 261,197
Pursuant to the terms	$ 100,000
Shares issued (in Shares)	666,667
Consideration issued		$ 100,067
Common Stock [Member]
Common Control Asset Acquisitions (Details) [Line Items]
Common stock shares issued (in Shares)						2,666,667
Shares issued (in Shares)			3,333,334
Dollinger Holdings LLC [Member]
Common Control Asset Acquisitions (Details) [Line Items]
Pursuant to the terms of the agreement						$ 220,000